Research And Development, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development Expense [Abstract]
Total expenses	$ 544,140	$ 502,654	$ 501,777
Less - grants and participations	(77,738)	(78,234)	(66,127)
Research and development, net	$ 466,402	$ 424,420	$ 435,650